Share-based payment arrangements - Summary of movements in number of share options outstanding and weighted average exercise prices (Details)	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares
Weighted average price CDN$
Beginning balance (in dollars per share) | $ / shares	$ 11.31	$ 11.31
Granted (in dollars per share) | $ / shares	14.74	13.92
Exercised (in dollars per share) | $ / shares	10.11	6.42
Expired (in dollars per share) | $ / shares	12.76	21.98
Forfeited (in dollars per share) | $ / shares	14.06	13.67
Ending balance (in dollars per share) | $ / shares	$ 12.42	$ 11.31
Number of options
Beginning balance (in shares) | shares	3,739,567	4,250,763
Granted (in shares) | shares	1,054,431	1,265,672
Exercised (in shares) | shares	(987,649)	(885,750)
Expired (in shares) | shares	(127,132)	(667,980)
Forfeited (in shares) | shares	(326,474)	(223,138)
Ending balance (in shares) | shares	3,352,743	3,739,567